Statutory reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory Reserves [Abstract]
Appropriations to statutory reserves			$ 408